Note 10 - Additional Information on Cost of Sales and Operating Expenses by Nature - Depreciation, Amortization and Impairment Expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Depreciation and impairment of property, plant and equipment, cost of sales	[1]	R$ 3,326.6	R$ 2,980.4	R$ 2,671.6
Amortization of intangible assets, cost of sales	[1]	16.4	15.7	12.4
Depreciation and impairment of property, plant and equipment, distribution expenses		654.1	441.7	649.0
Amortization of intangible assets, distribution expenses		0.0	0.0	0.0
Depreciation and impairment of property, plant and equipment, sales and marketing expenses		700.3	787.9	557.7
Amortization of intangible assets, sales and marketing expenses		84.3	219.9	319.4
Depreciation and impairment of property, plant and equipment, administrative expenses		331.4	453.6	272.0
Amortization of intangible assets, administrative expenses		304.2	276.1	195.5
Depreciation and impairment of property, plant and equipment		5,012.4	4,663.6	4,150.3
Amortization of intangible assets		R$ 404.9	R$ 511.7	R$ 527.3

[1]	These amounts added to R$2,247.9 (R$2,175.1 and R$1,976.7 as at December 31, 2020 and 2019, respectively) mentioned in Note 9 - Payroll and related benefits , total R$5,591.0(R$5,171.2 and R$4,660.7 as at December 31, 2020 and 2019, respectively). The remaining amount of R$30,068.8 (R$21,894.9 and R$17,017.5 as at December 31, 2020and 2019,respectively), recorded in the cost of sales, refers to other production costs.